Share-based compensation - Fair Value Inputs (Details)	12 Months Ended
	Dec. 31, 2025 yr $ / shares	Dec. 31, 2024 yr $ / shares
Share-Based Payment Arrangements [Abstract]
Weighted average stock price valuation (in canadian dollars per share)	$ 42.00	$ 61.80
Weighted average exercise price (in canadian dollars per share)	$ 42.00	$ 61.80
Risk-free interest rate	3.00%	3.54%
Expected life in years | yr	4.5	4.5
Expected dividend yield	0.00%	0.00%
Volatility	52.00%	57.00%
Weighted average fair value of options issued (in canadian dollars per share)	$ 19.27	$ 30.76